Offerings	Feb. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Union Electric Company's 4.80% First Mortgage Bonds due 2036
Amount Registered | shares	450,000,000
Maximum Aggregate Offering Price	$ 449,667,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 62,099.01
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" exhibit in Union Electric Company's Registration Statement on Form S-3 (File No. 333-274977-02), which was filed on October 13, 2023.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Union Electric Company's 5.55% First Mortgage Bonds due 2056
Amount Registered | shares	450,000,000
Maximum Aggregate Offering Price	$ 448,285,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 61,908.23
Offering Note	See Offering Note (1).